Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2025
Gains Losses On Disposal And Expenses On Non-current Assets Held For Sale Not Classified As Discontinued Operations
Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations

42.	Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations

The breakdown of the balance of this item is as follows:

Thousand of Reais	2025	2024	2023
Composition
Net constitution of reversal of provision of non-financial assets	26,595	79,024	29,707
Result on the Sale of non-financial assets	117,897	54,272	32,260
Operating expenses of non-financial assets	(43,389)	(27,260)	(16,772)
Total	101,103	106,036	45,195